Deposits by Customers	6 Months Ended
Jun. 30, 2023
Deposits from customers [abstract]
Deposits by Customers
16. DEPOSITS BY CUSTOMERS

	30 June 2023	31 December 2022
	£m	£m
Demand and time deposits(1)	190,534	196,160
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,104	1,153
	191,638	197,313
(1)Includes capital amount guaranteed / protected equity index-linked deposits of £364m (2022: £408m).